UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10541

                    Oppenheimer Tremont Opportunity Fund, LLC
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
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                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 12/31/2007
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ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
STATEMENT OF INVESTMENTS  December 31, 2007 (Unaudited)

                                                                                                % OF
                                                                                    FAIR         NET                    ACQUISITION
                                                                     COST           VALUE      ASSETS     LIQUIDITY 1      DATE 2
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INVESTMENTS IN INVESTMENT FUNDS
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CONVERTIBLE ARBITRAGE
Quattro Offshore Fund Ltd.                                       $    600,000   $    588,375      1.0%  Quarterly             12/07

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EMERGING MARKETS
ARX Brazil Fund - Long Short                                          250,000        260,902      0.4   Monthly               10/07
ARX Brazil Fund SPC Multistrategy                                     500,000        513,406      0.9   Monthly               10/07
Golden China Fund                                                     267,048        240,201      0.4   Monthly               11/07
LAPP Opportunity Fund Ltd.                                            250,000        246,394      0.4   Quarterly             10/07
Quorum Fund Ltd.                                                      800,000      1,706,169      2.9   Monthly               01/06
                                                                 -------------------------------------
TOTAL EMERGING MARKETS                                              2,067,048      2,967,072      5.0

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EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd. (Class A)        1,000,000        947,045      1.6   Monthly               04/07
Menta Global Offshore Fund, Ltd.                                    2,000,000      1,864,473      3.2   Monthly               08/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd.          1,500,000      1,896,006      3.2   Monthly               07/06
                                                                 -------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                         4,500,000      4,707,524      8.0

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EVENT DRIVEN

Avenue Asia International Cayman Islands Trust                         42,929         42,567      0.1   Illiquid 3            11/07
GoldenTree Credit Opportunities Ltd. (Class A)                      1,500,000      1,525,383      2.6   Semi-Annually         05/07
Halycon Structured Opportunities Offshore Fund Ltd.                 1,000,000      1,017,551      1.7   Quarterly             08/07
Highland Crusader Fund II, Ltd.                                     1,500,000      2,614,364      4.4   Semi-Annually   09/05-07/06
Magnetar Risk Linked Fund Ltd.                                        750,000        826,370      1.4   Semi-Annually         02/07
Oceanwood Global Opportunities Fund Ltd. (Class A)                  2,250,000      2,224,313      3.7   Quarterly             04/07
York European Opportunities Unit Trust, Class A                     1,250,000      1,275,728      2.2   Quarterly             10/07
                                                                 -------------------------------------
TOTAL EVENT DRIVEN                                                  8,292,929      9,526,276     16.1

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FIXED INCOME ARBITRAGE
Sorin Offshore Fund Ltd.                                              750,000      1,538,469      2.6   Quarterly             07/06

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LONG/SHORT EQUITY
AlphaGen Pyxis Ltd. Class A                                         2,000,000      1,986,100      3.4   Monthly               03/06
Delta Fund Europe Ltd.                                              1,600,000      2,214,419      3.7   Quarterly             01/06
Highline Capital International Ltd.                                 3,031,335      3,264,836      5.5   Quarterly             10/07
Hunter Global Investors Fund I, L.P.                                       --      1,952,354      3.3   Quarterly       05/03-10/03
Kinetics Fund Inc.                                                  1,750,000      2,768,866      4.7   Monthly               11/06
MBAM Jandakot Fund                                                  1,500,000      1,538,447      2.6   Monthly               08/07
Sandler Offshore Fund Inc.                                          1,800,000      1,812,101      3.1   Monthly               12/07
TCS Capital International Ltd.                                      1,600,000      2,565,836      4.3   Quarterly             01/06
TT Mid-Cap Europe Long/Short Fund Ltd.                              1,446,001      1,798,129      3.0   Monthly               04/06
                                                                 -------------------------------------
TOTAL LONG/SHORT EQUITY                                            14,727,336     19,901,088     33.6

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                   1,474,088      1,873,876      3.2   Monthly               06/06

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MULTI-STRATEGY
D.E. Shaw Composite International Fund                                     --        689,948      1.2   Illiquid 3            01/06
Highbridge Asia Opportunities Fund Ltd.                             1,600,000      1,961,055      3.3   Quarterly       02/06-07/07
Stark Investments, L.P.                                                    --        955,900      1.6   Illiquid 3      01/04-02/04
                                                                 -------------------------------------
TOTAL MULTI-STRATEGY                                                1,600,000      3,606,903      6.1
                                                                 -------------------------------------
Total Investments in Investment Funds                              34,011,401     44,709,583     75.6

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MISCELLANEOUS SECURITIES 4                                             22,670         14,761      0.0

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SHORT TERM INVESTMENTS
BlackRock Liquidity Funds -
Institutional - TempCash (3,243,698 shares)                         3,243,698      3,243,698      5.5
Institutional - TempFund (2,070,927 shares)                         2,070,927      2,070,927      3.5
                                                                 -------------------------------------
TOTAL SHORT TERM INVESTMENTS                                        5,314,625      5,314,625      9.0

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TOTAL INVESTMENTS IN INVETMENT FUNDS AND                         $ 39,348,696     50,038,969     84.6
SHORT TERM INVESTMENTS                                           =============
OTHER ASSETS NET OF LIABILITIES                                                    9,097,142     15.4
                                                                                ----------------------
NET ASSETS                                                                        59,136,111    100.0%
                                                                                ======================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period. Such redemptions may be subject to certain terms and conditions as set forth in the Investment Funds offering documents.

2. Represents initial through most recent month of investment purchases.

3. The Fund has placed a full redemption request with respect to its investment in this Investment Fund. The Fund will receive its redemption proceeds following the sale of certain securities held by the Investment Fund. The value of the Fund's investment will fluctuate, based on market conditions, until the Investment Fund completes the sale of these securities.

4. Comprised of promissory notes and warrants received from an in-kind redemption.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2007 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At December 31, 2007 the Fund had approximately 14.45% of capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2007.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Opportunity Fund, LLC

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008